October 30, 2007

VIA EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:                   Evergreen Fixed Income Trust (the "Trust")

Evergreen Ultra Short Opportunities Fund (the “Fund”)

                        No. 333-37433/811-08415

Dear Sir/Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) the form of the Fund’s prospectus that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectus contained in the Trust's most recent post-effective amendment (Post-Effective Amendment No. 39 to Registration Statement No. 333-37433/811-08415) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on October 26, 2007.

If you have any questions or would like further information, please call me at (617) 210-3655.

Very truly yours,

/s/ Nate Whiteley

Nate Whiteley